Quarterly Report
May 31, 2023
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
COMMUNICATION SERVICES — 8.7%
Activision Blizzard, Inc. (a)	25,329	$2,031,386
Alphabet, Inc. Class A (a)	213,211	26,197,236
Alphabet, Inc. Class C (a)	185,074	22,832,579
AT&T, Inc.	255,841	4,024,379
Charter Communications, Inc. Class A (a)	3,900	1,271,985
Comcast Corp. Class A	151,187	5,949,208
DISH Network Corp. Class A (a)(b)	9,923	63,805
Electronic Arts, Inc.	9,642	1,234,176
Fox Corp. Class A	11,616	362,419
Fox Corp. Class B	5,600	163,576
Interpublic Group of Cos., Inc.	14,828	551,453
Live Nation Entertainment, Inc. (a)	5,300	423,682
Match Group, Inc. (a)	10,687	368,702
Meta Platforms, Inc. Class A (a)	79,752	21,111,949
Netflix, Inc. (a)	15,991	6,320,123
News Corp. Class A	14,614	267,582
News Corp. Class B	3,800	70,224
Omnicom Group, Inc.	6,598	581,878
Paramount Global Class B	18,831	286,420
Take-Two Interactive Software, Inc. (a)	5,994	825,554
T-Mobile U.S., Inc. (a)	21,107	2,896,936
Verizon Communications, Inc.	150,951	5,378,384
Walt Disney Co. (a)	65,668	5,776,157
Warner Bros Discovery, Inc. (a)	76,633	864,420
		109,854,213
CONSUMER DISCRETIONARY — 10.1%
Advance Auto Parts, Inc.	2,297	167,428
Amazon.com, Inc. (a)	318,929	38,456,459
Aptiv PLC (a)	9,611	846,537
AutoZone, Inc. (a)	670	1,599,183
Bath & Body Works, Inc.	8,646	304,685
Best Buy Co., Inc.	6,513	473,300
Booking Holdings, Inc. (a)	1,389	3,484,681
BorgWarner, Inc.	8,963	397,330
Caesars Entertainment, Inc. (a)	8,477	347,642
CarMax, Inc. (a)	6,092	439,903
Carnival Corp. (a)	38,949	437,397
Chipotle Mexican Grill, Inc. (a)	998	2,072,337
Darden Restaurants, Inc.	3,946	625,520
Domino's Pizza, Inc.	1,319	382,312
DR Horton, Inc.	11,179	1,194,364
eBay, Inc.	18,792	799,412
Etsy, Inc. (a)	4,805	389,445
Expedia Group, Inc. (a)	5,775	552,725
Ford Motor Co.	137,931	1,655,172
Garmin Ltd.	5,899	608,482
General Motors Co.	48,941	1,586,178
Genuine Parts Co.	4,820	717,843
Hasbro, Inc.	5,132	304,584
Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	9,343	$1,271,769
Home Depot, Inc.	36,416	10,322,115
Las Vegas Sands Corp. (a)	11,000	606,430
Lennar Corp. Class A	8,680	929,802
LKQ Corp.	9,900	522,225
Lowe's Cos., Inc.	21,703	4,365,124
Marriott International, Inc. Class A	9,706	1,628,570
McDonald's Corp.	26,329	7,506,661
MGM Resorts International	10,200	400,758
Mohawk Industries, Inc. (a)	1,969	181,227
Newell Brands, Inc. (b)	14,879	123,644
NIKE, Inc. Class B	44,726	4,707,859
Norwegian Cruise Line Holdings Ltd. (a)	16,300	242,055
NVR, Inc. (a)	110	610,964
O'Reilly Automotive, Inc. (a)	2,212	1,998,122
Pool Corp.	1,465	463,277
PulteGroup, Inc.	8,752	578,332
Ralph Lauren Corp.	1,696	180,302
Ross Stores, Inc.	12,534	1,298,773
Royal Caribbean Cruises Ltd. (a)	8,400	680,148
Starbucks Corp.	41,169	4,019,741
Tapestry, Inc.	9,254	370,345
Tesla, Inc. (a)	96,384	19,655,589
TJX Cos., Inc.	41,224	3,165,591
Tractor Supply Co.	3,788	793,927
Ulta Beauty, Inc. (a)	1,749	716,793
VF Corp.	12,628	217,454
Whirlpool Corp.	2,155	278,620
Wynn Resorts Ltd.	4,091	403,782
Yum! Brands, Inc.	9,749	1,254,599
		127,337,517
CONSUMER STAPLES — 6.8%
Altria Group, Inc.	63,741	2,831,375
Archer-Daniels-Midland Co.	19,161	1,353,725
Brown-Forman Corp. Class B	7,127	440,235
Bunge Ltd.	5,600	518,784
Campbell Soup Co.	7,661	387,264
Church & Dwight Co., Inc.	8,303	767,612
Clorox Co.	4,169	659,452
Coca-Cola Co.	138,420	8,258,137
Colgate-Palmolive Co.	29,592	2,201,053
Conagra Brands, Inc.	18,379	640,876
Constellation Brands, Inc. Class A	5,676	1,379,098
Costco Wholesale Corp.	15,782	8,073,440
Dollar General Corp.	7,874	1,583,383
Dollar Tree, Inc. (a)	7,245	977,206
Estee Lauder Cos., Inc. Class A	7,964	1,465,615
General Mills, Inc.	20,895	1,758,523
Hershey Co.	5,106	1,326,028
Hormel Foods Corp.	11,098	424,499
J M Smucker Co.	4,055	594,422

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

Security Description	Shares	Value
Kellogg Co.	9,784	$653,278
Keurig Dr Pepper, Inc.	29,489	917,698
Kimberly-Clark Corp.	11,647	1,563,959
Kraft Heinz Co.	27,451	1,049,177
Kroger Co.	22,642	1,026,362
Lamb Weston Holdings, Inc.	5,500	611,600
McCormick & Co., Inc.	8,422	722,018
Molson Coors Beverage Co. Class B	7,409	458,247
Mondelez International, Inc. Class A	48,710	3,575,801
Monster Beverage Corp. (a)	26,610	1,559,878
PepsiCo, Inc.	48,964	8,928,585
Philip Morris International, Inc.	55,685	5,012,207
Procter & Gamble Co.	84,425	12,030,562
Sysco Corp.	18,741	1,310,933
Target Corp.	16,436	2,151,965
Tyson Foods, Inc. Class A	11,049	559,521
Walgreens Boots Alliance, Inc.	24,834	754,209
Walmart, Inc.	49,674	7,295,620
		85,822,347
ENERGY — 4.2%
APA Corp.	12,309	391,180
Baker Hughes Co.	36,498	994,570
Chevron Corp.	63,458	9,558,044
ConocoPhillips	43,908	4,360,064
Coterra Energy, Inc.	25,652	596,409
Devon Energy Corp.	24,186	1,114,975
Diamondback Energy, Inc.	6,700	851,905
EOG Resources, Inc.	20,923	2,244,829
EQT Corp.	14,026	487,684
Exxon Mobil Corp.	147,544	15,076,046
Halliburton Co.	33,767	967,425
Hess Corp.	9,716	1,230,726
Kinder Morgan, Inc.	70,980	1,143,488
Marathon Oil Corp.	24,689	547,108
Marathon Petroleum Corp.	16,112	1,690,310
Occidental Petroleum Corp.	25,460	1,468,024
ONEOK, Inc.	15,466	876,304
Phillips 66	17,092	1,565,798
Pioneer Natural Resources Co.	8,253	1,645,978
Schlumberger NV	50,617	2,167,926
Targa Resources Corp.	8,400	571,620
Valero Energy Corp.	13,575	1,453,068
Williams Cos., Inc.	43,772	1,254,505
		52,257,986
FINANCIALS — 12.4%
Aflac, Inc.	20,333	1,305,582
Allstate Corp.	9,067	983,316
American Express Co.	21,312	3,379,231
American International Group, Inc.	25,762	1,361,006
Ameriprise Financial, Inc.	3,676	1,097,176
Aon PLC Class A	7,286	2,246,201
Arch Capital Group Ltd. (a)	12,838	894,809
Security Description	Shares	Value
Arthur J Gallagher & Co.	7,415	$1,485,447
Assurant, Inc.	2,104	252,459
Bank of America Corp.	247,349	6,873,829
Bank of New York Mellon Corp.	26,472	1,064,174
Berkshire Hathaway, Inc. Class B (a)	64,242	20,626,821
BlackRock, Inc.	5,316	3,495,536
Brown & Brown, Inc.	8,968	558,975
Capital One Financial Corp.	14,073	1,466,547
Cboe Global Markets, Inc.	3,900	516,438
Charles Schwab Corp.	54,525	2,872,922
Chubb Ltd.	14,797	2,749,283
Cincinnati Financial Corp.	6,005	579,482
Citigroup, Inc.	69,148	3,064,639
Citizens Financial Group, Inc.	18,894	487,087
CME Group, Inc.	12,791	2,286,391
Comerica, Inc.	5,172	186,709
Discover Financial Services	9,177	942,845
Everest Re Group Ltd.	1,458	495,749
FactSet Research Systems, Inc.	1,301	500,742
Fidelity National Information Services, Inc.	21,435	1,169,708
Fifth Third Bancorp	21,927	532,168
Fiserv, Inc. (a)	22,645	2,540,543
FleetCor Technologies, Inc. (a)	2,365	535,791
Franklin Resources, Inc.	10,551	253,330
Global Payments, Inc.	9,057	884,778
Globe Life, Inc.	3,484	359,479
Goldman Sachs Group, Inc.	12,094	3,917,247
Hartford Financial Services Group, Inc.	11,475	786,267
Huntington Bancshares, Inc.	55,214	569,256
Intercontinental Exchange, Inc.	19,578	2,074,289
Invesco Ltd.	17,689	254,368
Jack Henry & Associates, Inc.	2,780	425,034
JPMorgan Chase & Co.	105,069	14,258,914
KeyCorp	35,671	333,167
Lincoln National Corp.	5,810	121,545
Loews Corp.	7,506	420,336
M&T Bank Corp.	6,443	767,748
MarketAxess Holdings, Inc.	1,400	381,374
Marsh & McLennan Cos., Inc.	17,611	3,049,873
Mastercard, Inc. Class A	30,128	10,997,323
MetLife, Inc.	23,887	1,183,601
Moody's Corp.	5,539	1,755,198
Morgan Stanley	46,838	3,829,475
MSCI, Inc.	2,900	1,364,537
Nasdaq, Inc.	12,975	718,166
Northern Trust Corp.	8,010	576,079
PayPal Holdings, Inc. (a)	40,394	2,504,024
PNC Financial Services Group, Inc.	14,147	1,638,647
Principal Financial Group, Inc.	8,726	571,204
Progressive Corp.	20,900	2,673,319
Prudential Financial, Inc.	12,706	999,835

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	6,300	$569,205
Regions Financial Corp.	35,740	617,230
S&P Global, Inc.	11,756	4,319,507
State Street Corp. (c)	12,033	818,485
Synchrony Financial	16,371	506,846
T Rowe Price Group, Inc.	7,422	795,342
Travelers Cos., Inc.	8,482	1,435,494
Truist Financial Corp.	45,536	1,387,482
U.S. Bancorp	49,951	1,493,535
Visa, Inc. Class A	58,220	12,868,367
W R Berkley Corp.	7,950	442,656
Wells Fargo & Co.	136,898	5,449,909
Willis Towers Watson PLC	3,628	793,988
Zions Bancorp NA	5,758	157,136
		155,875,201
HEALTH CARE — 13.6%
Abbott Laboratories	62,755	6,401,010
AbbVie, Inc.	63,034	8,696,171
Agilent Technologies, Inc.	10,709	1,238,710
Align Technology, Inc. (a)	2,472	698,736
AmerisourceBergen Corp.	6,052	1,029,748
Amgen, Inc.	19,205	4,237,583
Baxter International, Inc.	17,009	692,606
Becton Dickinson & Co.	10,050	2,429,688
Biogen, Inc. (a)	5,047	1,495,981
Bio-Rad Laboratories, Inc. Class A (a)	847	316,227
Bio-Techne Corp.	6,004	491,067
Boston Scientific Corp. (a)	50,898	2,620,229
Bristol-Myers Squibb Co.	76,413	4,924,054
Cardinal Health, Inc.	8,470	697,081
Catalent, Inc. (a)	6,900	256,887
Centene Corp. (a)	20,396	1,272,914
Charles River Laboratories International, Inc. (a)	1,911	369,549
Cigna Group	10,673	2,640,607
Cooper Cos., Inc.	1,850	687,331
CVS Health Corp.	45,969	3,127,271
Danaher Corp.	23,556	5,408,929
DaVita, Inc. (a)	2,072	194,084
DENTSPLY SIRONA, Inc.	8,566	309,404
Dexcom, Inc. (a)	13,920	1,632,259
Edwards Lifesciences Corp. (a)	21,708	1,828,465
Elevance Health, Inc.	8,582	3,843,191
Eli Lilly & Co.	28,123	12,077,704
GE HealthCare Technologies, Inc.	12,549	997,771
Gilead Sciences, Inc.	44,660	3,436,140
HCA Healthcare, Inc.	7,510	1,984,067
Henry Schein, Inc. (a)	5,200	384,280
Hologic, Inc. (a)	8,462	667,567
Humana, Inc.	4,465	2,240,850
IDEXX Laboratories, Inc. (a)	2,891	1,343,650
Illumina, Inc. (a)	5,511	1,083,738
Incyte Corp. (a)	6,800	418,540
Insulet Corp. (a)	2,600	713,050
Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	12,457	$3,834,763
IQVIA Holdings, Inc. (a)	6,473	1,274,598
Johnson & Johnson	93,622	14,517,027
Laboratory Corp. of America Holdings	3,374	717,076
McKesson Corp.	4,782	1,868,997
Medtronic PLC	47,639	3,942,604
Merck & Co., Inc.	90,431	9,984,487
Mettler-Toledo International, Inc. (a)	790	1,044,277
Moderna, Inc. (a)	11,700	1,494,207
Molina Healthcare, Inc. (a)	2,197	601,758
Organon & Co.	10,054	194,947
Pfizer, Inc.	198,985	7,565,410
Quest Diagnostics, Inc.	3,710	492,132
Regeneron Pharmaceuticals, Inc. (a)	3,826	2,814,253
ResMed, Inc.	5,089	1,072,710
Revvity, Inc.	4,790	552,383
STERIS PLC	3,354	670,699
Stryker Corp.	12,045	3,319,361
Teleflex, Inc.	1,754	411,752
Thermo Fisher Scientific, Inc.	14,090	7,164,201
UnitedHealth Group, Inc.	33,225	16,188,549
Universal Health Services, Inc. Class B	2,400	317,112
Vertex Pharmaceuticals, Inc. (a)	9,182	2,971,020
Viatris, Inc.	46,437	424,899
Waters Corp. (a)	2,267	569,516
West Pharmaceutical Services, Inc.	2,570	859,999
Zimmer Biomet Holdings, Inc.	7,227	920,286
Zoetis, Inc.	16,589	2,704,173
		171,380,335
INDUSTRIALS — 8.2%
3M Co.	19,469	1,816,652
A O Smith Corp.	4,900	313,306
Alaska Air Group, Inc. (a)	4,900	220,157
Allegion PLC	3,473	363,762
American Airlines Group, Inc. (a)	25,690	379,698
AMETEK, Inc.	7,976	1,157,078
Automatic Data Processing, Inc.	14,834	3,100,158
Axon Enterprise, Inc. (a)	2,400	462,984
Boeing Co. (a)	20,098	4,134,159
Broadridge Financial Solutions, Inc.	4,500	660,240
Carrier Global Corp.	29,170	1,193,053
Caterpillar, Inc.	18,696	3,846,702
Ceridian HCM Holding, Inc. (a)	5,900	364,915
CH Robinson Worldwide, Inc.	4,497	425,146
Cintas Corp.	3,022	1,426,807
Copart, Inc. (a)	14,812	1,297,383
CoStar Group, Inc. (a)	14,553	1,155,508

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

Security Description	Shares	Value
CSX Corp.	74,633	$2,288,994
Cummins, Inc.	4,874	996,294
Deere & Co.	9,641	3,335,593
Delta Air Lines, Inc. (a)	21,149	768,343
Dover Corp.	4,575	609,985
Eaton Corp. PLC	14,073	2,475,441
Emerson Electric Co.	20,176	1,567,272
Equifax, Inc.	4,139	863,478
Expeditors International of Washington, Inc.	5,867	647,189
Fastenal Co.	19,819	1,067,253
FedEx Corp.	8,236	1,795,283
Fortive Corp.	12,220	795,644
Generac Holdings, Inc. (a)	2,523	274,805
General Dynamics Corp.	8,190	1,672,234
General Electric Co.	38,947	3,954,289
Honeywell International, Inc.	23,964	4,591,502
Howmet Aerospace, Inc.	14,063	601,193
Huntington Ingalls Industries, Inc.	1,579	317,979
IDEX Corp.	2,884	574,377
Illinois Tool Works, Inc.	9,902	2,165,864
Ingersoll Rand, Inc.	14,006	793,580
Jacobs Solutions, Inc.	4,845	531,012
JB Hunt Transport Services, Inc.	3,183	531,466
Johnson Controls International PLC	23,931	1,428,681
L3Harris Technologies, Inc.	6,812	1,198,367
Leidos Holdings, Inc.	5,200	405,912
Lockheed Martin Corp.	8,118	3,604,473
Masco Corp.	8,915	430,773
Nordson Corp.	2,037	443,923
Norfolk Southern Corp.	7,985	1,662,317
Northrop Grumman Corp.	5,097	2,219,693
Old Dominion Freight Line, Inc. (a)	3,300	1,024,452
Otis Worldwide Corp.	14,413	1,145,978
PACCAR, Inc.	18,219	1,253,103
Parker-Hannifin Corp.	4,475	1,433,969
Paychex, Inc.	11,563	1,213,306
Paycom Software, Inc.	1,822	510,397
Pentair PLC	6,502	360,666
Quanta Services, Inc.	4,854	861,973
Raytheon Technologies Corp.	52,636	4,849,881
Republic Services, Inc.	7,157	1,013,646
Robert Half International, Inc.	4,174	271,394
Rockwell Automation, Inc.	3,963	1,104,092
Rollins, Inc.	8,825	346,999
Snap-on, Inc.	2,006	499,213
Southwest Airlines Co.	22,727	678,856
Stanley Black & Decker, Inc.	5,650	423,581
Textron, Inc.	7,963	492,671
Trane Technologies PLC	7,960	1,299,311
TransDigm Group, Inc.	1,837	1,421,195
Union Pacific Corp.	21,939	4,223,696
Security Description	Shares	Value
United Airlines Holdings, Inc. (a)	12,517	$594,119
United Parcel Service, Inc. Class B	26,190	4,373,730
United Rentals, Inc.	2,467	823,460
Verisk Analytics, Inc.	5,405	1,184,290
Waste Management, Inc.	13,170	2,132,486
Westinghouse Air Brake Technologies Corp.	6,982	646,743
WW Grainger, Inc.	1,512	981,318
Xylem, Inc.	8,534	855,107
		102,950,549
INFORMATION TECHNOLOGY — 27.9%
Accenture PLC Class A	22,610	6,916,851
Adobe, Inc. (a)	16,412	6,856,769
Advanced Micro Devices, Inc. (a)	57,968	6,852,397
Akamai Technologies, Inc. (a)	5,984	551,246
Amphenol Corp. Class A	20,515	1,547,857
Analog Devices, Inc.	18,091	3,214,590
ANSYS, Inc. (a)	3,042	984,361
Apple, Inc.	531,347	94,181,256
Applied Materials, Inc.	30,174	4,022,194
Arista Networks, Inc. (a)	8,727	1,451,649
Autodesk, Inc. (a)	7,389	1,473,293
Broadcom, Inc.	14,953	12,081,426
Cadence Design Systems, Inc. (a)	9,627	2,222,971
CDW Corp.	4,447	763,505
Cisco Systems, Inc.	145,613	7,232,598
Cognizant Technology Solutions Corp. Class A	17,797	1,112,135
Corning, Inc.	26,176	806,483
DXC Technology Co. (a)	8,991	225,045
Enphase Energy, Inc. (a)	4,455	774,635
EPAM Systems, Inc. (a)	2,168	556,352
F5, Inc. (a)	2,355	347,551
Fair Isaac Corp. (a)	800	630,136
First Solar, Inc. (a)	3,300	669,768
Fortinet, Inc. (a)	22,773	1,556,079
Gartner, Inc. (a)	2,600	891,436
Gen Digital, Inc.	22,603	396,457
Hewlett Packard Enterprise Co.	41,566	599,382
HP, Inc.	29,992	871,568
Intel Corp.	148,332	4,663,558
International Business Machines Corp.	32,420	4,168,888
Intuit, Inc.	10,094	4,230,597
Juniper Networks, Inc.	12,754	387,339
Keysight Technologies, Inc. (a)	6,514	1,053,965
KLA Corp.	4,906	2,173,309
Lam Research Corp.	4,815	2,969,410
Microchip Technology, Inc.	19,912	1,498,577
Micron Technology, Inc.	38,690	2,638,658
Microsoft Corp.	265,928	87,328,096
Monolithic Power Systems, Inc.	1,500	734,865

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	5,997	$1,690,674
NetApp, Inc.	8,287	549,842
NVIDIA Corp.	87,783	33,211,820
NXP Semiconductors NV	9,100	1,629,810
ON Semiconductor Corp. (a)	15,027	1,256,257
Oracle Corp.	55,192	5,847,040
PTC, Inc. (a)	4,079	548,218
Qorvo, Inc. (a)	3,880	377,369
QUALCOMM, Inc.	40,026	4,539,349
Roper Technologies, Inc.	3,891	1,767,370
Salesforce, Inc. (a)	35,421	7,912,343
Seagate Technology Holdings PLC	7,321	439,992
ServiceNow, Inc. (a)	7,276	3,963,819
Skyworks Solutions, Inc.	6,143	635,862
SolarEdge Technologies, Inc. (a)	2,100	598,143
Synopsys, Inc. (a)	5,416	2,464,063
TE Connectivity Ltd.	11,449	1,402,274
Teledyne Technologies, Inc. (a)	1,753	681,303
Teradyne, Inc. (b)	5,998	600,940
Texas Instruments, Inc.	32,567	5,662,750
Trimble, Inc. (a)	9,491	442,945
Tyler Technologies, Inc. (a)	1,344	533,514
VeriSign, Inc. (a)	2,990	667,727
Western Digital Corp. (a)	12,380	479,477
Zebra Technologies Corp. Class A (a)	1,947	511,224
		350,051,377
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	7,868	2,117,594
Albemarle Corp.	4,330	837,985
Amcor PLC	57,009	549,567
Avery Dennison Corp.	3,118	502,403
Ball Corp.	12,026	615,250
Celanese Corp.	3,941	409,943
CF Industries Holdings, Inc.	7,530	463,170
Corteva, Inc.	25,808	1,380,470
Dow, Inc.	25,391	1,238,573
DuPont de Nemours, Inc.	15,902	1,068,455
Eastman Chemical Co.	4,555	351,145
Ecolab, Inc.	8,702	1,436,265
FMC Corp.	4,780	497,502
Freeport-McMoRan, Inc.	50,332	1,728,401
International Flavors & Fragrances, Inc.	8,817	681,466
International Paper Co.	13,612	400,737
Linde PLC	17,692	6,256,953
LyondellBasell Industries NV Class A	8,622	737,526
Martin Marietta Materials, Inc.	2,066	822,351
Mosaic Co.	13,016	415,991
Newmont Corp.	27,677	1,122,302
Nucor Corp.	8,849	1,168,599
Packaging Corp. of America	3,500	434,105
PPG Industries, Inc.	8,190	1,075,265
Security Description	Shares	Value
Sealed Air Corp.	5,741	$217,297
Sherwin-Williams Co.	8,224	1,873,263
Steel Dynamics, Inc.	6,400	588,160
Vulcan Materials Co.	4,490	877,795
Westrock Co.	10,053	281,585
		30,150,118
REAL ESTATE — 2.4%
Alexandria Real Estate Equities, Inc. REIT	5,670	643,318
American Tower Corp. REIT	16,660	3,072,770
AvalonBay Communities, Inc. REIT	4,728	822,578
Boston Properties, Inc. REIT	5,639	274,450
Camden Property Trust REIT	4,100	428,327
CBRE Group, Inc. Class A, REIT (a)	11,808	884,655
Crown Castle, Inc. REIT	15,219	1,722,943
Digital Realty Trust, Inc. REIT	9,962	1,020,707
Equinix, Inc. REIT	3,300	2,460,315
Equity Residential REIT	11,082	673,786
Essex Property Trust, Inc. REIT	2,475	534,749
Extra Space Storage, Inc. REIT	5,094	734,911
Federal Realty Investment Trust REIT	2,800	246,960
Healthpeak Properties, Inc. REIT	20,531	409,799
Host Hotels & Resorts, Inc. REIT	27,359	454,159
Invitation Homes, Inc. REIT	18,923	641,111
Iron Mountain, Inc. REIT	11,274	602,257
Kimco Realty Corp. REIT	23,650	434,687
Mid-America Apartment Communities, Inc. REIT	3,664	538,828
Prologis, Inc. REIT	33,026	4,113,388
Public Storage REIT	5,746	1,627,842
Realty Income Corp. REIT	22,000	1,307,680
Regency Centers Corp. REIT	5,799	326,310
SBA Communications Corp. REIT	3,865	857,180
Simon Property Group, Inc. REIT	11,341	1,192,506
UDR, Inc. REIT	11,700	464,139
Ventas, Inc. REIT	15,302	660,128
VICI Properties, Inc. REIT	36,874	1,140,513
Welltower, Inc. REIT	16,981	1,266,952
Weyerhaeuser Co. REIT	24,867	712,688
		30,270,636
UTILITIES — 2.7%
AES Corp.	25,559	504,535
Alliant Energy Corp.	9,800	504,308
Ameren Corp.	8,814	714,551
American Electric Power Co., Inc.	18,643	1,549,606
American Water Works Co., Inc.	6,987	1,009,272

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

Security Description	Shares	Value
Atmos Energy Corp.	5,200	$599,456
CenterPoint Energy, Inc.	24,086	679,466
CMS Energy Corp.	9,701	562,464
Consolidated Edison, Inc.	12,718	1,186,589
Constellation Energy Corp.	11,221	942,789
Dominion Energy, Inc.	29,111	1,463,701
DTE Energy Co.	6,559	705,748
Duke Energy Corp.	27,402	2,446,725
Edison International	13,288	897,206
Entergy Corp.	7,742	760,264
Evergy, Inc.	8,774	507,576
Eversource Energy	11,996	830,483
Exelon Corp.	34,907	1,384,063
FirstEnergy Corp.	17,760	664,046
NextEra Energy, Inc.	71,374	5,243,134
NiSource, Inc.	15,578	418,892
NRG Energy, Inc.	8,798	297,284
PG&E Corp. (a)	55,349	937,612
Pinnacle West Capital Corp.	4,469	345,364
PPL Corp.	24,204	634,145
Public Service Enterprise Group, Inc.	17,321	1,034,930
Sempra Energy	11,426	1,639,974
Southern Co.	38,747	2,702,603
WEC Energy Group, Inc.	10,970	958,230
Xcel Energy, Inc.	19,624	1,281,251
		33,406,267
TOTAL COMMON STOCKS (Cost $268,341,365)		1,249,356,546

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.06% (d) (e)	6,296,493	6,296,493
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	629,300	$629,300
TOTAL SHORT-TERM INVESTMENTS (Cost $6,925,793)		6,925,793
TOTAL INVESTMENTS — 99.9% (Cost $275,267,158)		1,256,282,339
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,121,740
NET ASSETS — 100.0%		$1,257,404,079
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2023.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At May 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	42	06/16/2023	$8,277,604	$8,800,050	$522,446
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,249,356,546	$—	$—	$1,249,356,546
Short-Term Investments	6,925,793	—	—	6,925,793
TOTAL INVESTMENTS	$1,256,282,339	$—	$—	$1,256,282,339
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$522,446	$—	$—	$522,446
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,256,804,785	$—	$—	$1,256,804,785
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/23	Value at 5/31/23	Dividend Income
State Street Corp.	15,047	$1,028,462	$—	$214,228	$131,321	$(127,070)	12,033	$818,485	$25,901
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	100	96,511,185	90,214,792	—	—	6,296,493	6,296,493	195,486
State Street Navigator Securities Lending Portfolio II	2,791,762	2,791,762	9,951,069	12,113,531	—	—	629,300	629,300	5,122
Total		$3,820,324	$106,462,254	$102,542,551	$131,321	$(127,070)		$7,744,278	$226,509
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
May 31, 2023 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2023 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
May 31, 2023 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2023, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2023, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.